Investments in affiliated companies and joint ventures	9 Months Ended
Sep. 30, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

10 Investments in affiliated companies and joint ventures

	September 30, 2011 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
				Net income			Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	Participation in capital (%)		Net equity	(loss) of the period	September 30, 2011	December 31, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
	Voting	Total			(Unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	333	76	168	171	16	15	30	39	36	—	22	3	22	3
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	179	(13)	91	128	(14)	5	1	(6)	5	—	20	—	20	25
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	134	46	69	87	5	8	25	23	34	15	17	11	32	11
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	152	79	78	86	16	15	—	41	4	—	—	—	—	—
Minas da Serra Geral SA - MSG	50.00	50.00	56	5	28	36	1	(5)	1	(3)	1	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	821	1,384	468	561	207	278	245	692	534	225	225	225	700	375
Baovale Mineração SA - BAOVALE	50.00	50.00	67	13	33	31	2	2	—	6	2	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	90	—	22	25	(1)	1	1	(1)	5	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	100	(7)	43	40	(2)	—	—	(3)	(11)	—	—	—	—	—
					1,000	1,165	230	319	303	788	610	240	284	239	774	414
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,316	269	329	250	26	18	(27)	68	12	—	—	44	—	83
Shandong Yankuang International Company Ltd	25.00	25.00	(155)	(47)	(39)	(27)	(2)	(4)	(5)	(11)	(12)	—	—	—	—	—
					290	223	24	14	(32)	57	—	—	—	44	—	83
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	341	4	136	152	(1)	1	5	2	7	—	—	—	—	—
					136	152	(1)	1	5	2	7	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	264	(18)	132	90	(2)	(2)	—	(9)	(13)	—	—	—	—	—
					132	90	(2)	(2)	—	(9)	(13)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	7	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	(16)	—	(4)	11	—	—	—	—	—	—	—	—	—	—
Others (3)	—	—	—	—	1	5	—	—	—	—	—	—	—	—	—	—
					3	23	—	—	—	—	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA (4)	22.00	22.00	16,320	547	3,590	—	70	50	—	120	—	—	52	—	52	35
					3,590	—	70	50	—	120	—	—	52	—	52	35
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	353	(8)	119	135	—	(2)	—	(2)	—	—	—	—	—	—
MRS Logística SA	37.86	41.50	1,211	249	502	511	32	35	26	103	62	—	7	—	7	—
					621	646	32	33	26	101	62	—	7	—	7	—
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	338	28	169	155	2	7	(2)	15	13	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	5,518	(337)	1,483	1,840	(72)	(10)	(10)	(90)	(10)	—	—	—	—	—
					1,652	1,995	(70)	(3)	(12)	(75)	3	—	—	—	—	—
Other affiliates and joint ventures
Vale Soluções em Energia (1)	51.00	51.00	230	(29)	121	115	(1)	(6)	—	(16)	—	—	—	—	—	—
Others	—	—	—	—	292	88	—	—	15	—	15	—	—	—	—	—
					413	203	(1)	(6)	15	(16)	15	—	—	—	—	—

Total					7,837	4,497	282	406	305	968	684	240	343	283	833	532

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders

(2) Investment includes goodwill of US$64 in December, 2010 and US$58 in September, 2011;

(3) Available for sale.

(4) The net equity is adjusted based on our acquisition and the net income refers to the period from March onwards